Commitments and Contingencies (Details Textual)			1 Months Ended		12 Months Ended
	Feb. 28, 2015 USD ($)	Feb. 28, 2015 CNY (¥)	Nov. 30, 2017 USD ($)	Nov. 30, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Commitments and Contingencies (Textual)
Annual rent	$ 1,605	¥ 10,000
Rent expense					$ 111,893	$ 83,945	$ 63,326
Lease agreement, description	The lease started from March 1, 2015 with a term of three years.	The lease started from March 1, 2015 with a term of three years.
Plaintiff claimed total damages			$ 153,695	¥ 1,000,000